EQ ADVISORS TRUST – EQ/FRANKLIN CORE BALANCED PORTFOLIO

SUPPLEMENT DATED AUGUST 1, 2010 TO THE SUMMARY PROSPECTUS DATED MAY 1, 2010

This Supplement updates certain information contained in the Summary Prospectus dated May 1, 2010 of the EQ/Franklin Core Balanced Portfolio (“Portfolio”) of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and retain it for future reference. You may obtain a copy of the Summary Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust’s website at www.axa-equitablefunds.com.

The legend on the first page of the Portfolio’s Summary Prospectus is hereby deleted and replaced with the following:

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Portfolio’s current Prospectus and Statement of Additional Information (“SAI”), dated May 1, 2010, as supplemented May 24, 2010 and June 4, 2010, June 7, 2010 and August 1, 2010, and the Portfolio’s audited financial statements included in its annual report to shareholders dated December 31, 2009, are incorporated by reference into this Summary Prospectus. You can find the Portfolio’s Prospectus, SAI and other information about the Portfolio online at www.axa-equitablefunds.com/allportfolios.aspx. You can also get this information at no cost by calling 1-888-222-2144 or by sending an e-mail request to service@axa-equitable.com. This Summary Prospectus is intended for use in connection with a variable contract as defined in Section 817(d) of the Internal Revenue Code (“Contracts”) and certain other eligible investors and is not intended for use by other investors.

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Effective June 3, 2010, all references to Alex Peters CFA and Matt Quinlan in the: “Who Manages the Portfolio – Adviser: Franklin Advisers, Inc. – Portfolio Manager” section of the Summary Prospectus are deleted.

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Effective June 28, 2010, all references to Curtis Arledge and Matthew Marra in the “Who Manages the Portfolio – Adviser: BlackRock Investment Management, LLC - Portfolio Manager” section of the Summary Prospectus are deleted and replaced with the following information:

Name	Title	Date Began Managing the Portfolio
Lee Sterne	Portfolio Manager	June 2010
Scott Radell	Portfolio Manager	June 2010